Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Change in Asset Retirement Obligation

The following table presents the activity related to the Company’s asset retirement obligation:

(In thousands)	Years Ended December 31,
	2014	2013
Beginning balance	$59,380	$56,849
Adjustment due to changes in estimates	(5,391)	806
Accretion of liability	7,858	5,106
Liabilities settled	(5,802)	(3,323)
Foreign Currency	(1,834)	(58)

Ending balance	$54,211	$59,380